ACQUISITION, DISPOSITION AND DECONSOLIDATION (Details Narrative) (USD $)	0 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended			16 Months Ended	22 Months Ended
	Aug. 30, 2011	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013
ACQUISITION, DISPOSITION AND DECONSOLIDATION
Stock Issued During Period, Shares, Purchase of Assets				10,000,000
Warrants Issued for purchase of assets or interest				500,000
Maximum ownership interest in Continental				50.00%			50.00%
Interest Continental holds in the Company				28.54%			28.54%
Note receivable				$ 2,000,000			$ 2,000,000
Liabilities assumed (including a 12% note payable of $50,000)				(293,659)			(293,659)
Net purchase price				14,857,676
Notes Payable.				82,546			82,546	72,948
Issuance of a note receivable in connection with sale of uranuim assets pursuant to an option agreement			930,000	930,000			930,000	930,000
Cash paid for acquisition	12,000,000					550,000
Senior Secured Convertible Promissory Notes issued for acquisition	8,000,000
Accounts and Other Receivables, Net, Current				77,364	113,241		77,364
Gain from sale of subsidiary		$ 2,500,000	$ 2,500,000	$ 2,500,000			$ 2,500,000	$ 2,500,000